Other Non-Current Assets and Other Non-Current Financial Assets	12 Months Ended
Dec. 31, 2025
Non-current assets [abstract]
Other Non-Current Assets and Other Non-Current Financial Assets	Other Non-Current Assets and Other Non-Current Financial Assets
14.1 Other non-current assets

	December 31, 2025		December 31, 2024
Agreements with customers, net of accumulated amortization and other rights	Ps.	864	Ps.	1,015
Non-current prepaid advertising expenses		175		228
Guarantee deposits (1)		1,605		1,472
Prepaid bonuses		427		451
Advances to suppliers to acquire property, plant and equipment		1,467		1,744
Recoverable taxes		2,017		1,938
Indemnifiable assets from business combinations (2)		512		714
Others		779		967
	Ps.	7,846	Ps.	8,529

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 26.5.
(2)Corresponds to indemnification assets that are warranted by former Vonpar owners in accordance with the share purchase agreement.

14.2 Other non-current financial assets

	December 31, 2025		December 31, 2024
Non-current accounts receivable (2)	Ps.	5,751	Ps.	4,509
Derivative financial instruments (see Note 21)		5,865		10,467
Others		1,838		1,864
Other investments measured at FVTPL (1)		—		6,440
	Ps.	13,454	Ps.	23,280

(1)During 2025, the Company disposed of the remaining shares in its investment in Heineken.
(2)Includes tax credit recovery from a former shareholder and the offsetting party is recorded as an Other non-current financial liabilities related to Coca-Cola FEMSA. Additionally includes long-term receivable for Ps. 988 related to Health Division and 539 related to other business segments.